Annual Fund Operating Expenses - Hartford Schroders Tax-Aware Bond ETF - Hartford Schroders Tax-Aware Bond ETF	Nov. 24, 2021
Operating Expenses:
Management fees	0.39%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.39%